Document and Entity Information (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2014
Document and Entity Information:
Entity Registrant Name	HST Global, Inc.
Document Type	10-K
Document Period End Date	Dec. 31, 2013
Amendment Flag	true
Entity Central Index Key	0000797564
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		36,719,854
Entity Public Float		$ 0.1
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Amendment Description	1